UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Frank K. Martin            Elkhart, IN           November 15, 2005
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]                [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     24 items

Form 13F Information Table Value Total:     $354,593
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP       Value     Shrs or   SH    Put/   Investment   Other      Sole     Shared   None
                         of                  (x$1000)  par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109    1,025       17,850              Sole            17,850
BERKSHIRE HATHAWAY - B   COM     084670207   27,411       10,037              Sole             9,930                       107
DOLLAR GENERAL           COM     256669102   58,938    3,213,645              Sole         3,173,815                    39,830
EMMIS COMM.CL A          COM     291525103   40,814    1,846,787              Sole         1,821,252                    25,535
FIFTH THIRD              COM     316773100   39,023    1,061,856              Sole         1,040,211                    21,645
GENERAL ELECTRIC         COM     369604103      451       13,400              Sole            13,400
HNI CORP                 COM     404251100      235        3,900              Sole             3,900
INTEL CORP.              COM     458140100      609       24,700              Sole            24,700
JOHNSON & JOHNSON        COM     478160104      484        7,650              Sole             7,650
LAMAR ADV.               COM     512815101   55,434    1,222,349              Sole         1,207,999                    14,350
MERCK & CO.              COM     589331107      272       10,000              Sole            10,000
MERCURY GENERAL          COM     589400100   15,885      264,786              Sole           263,454                     1,332
MICROSOFT CORP.          COM     594918104      690       26,800              Sole            26,800
MOHAWK INDUSTRIES, INC.  COM     608190104   25,586      318,834              Sole           313,811                     5,023
PEPSICO, INC.            COM     713448108      556        9,800              Sole             9,800
SKYLINE CORPORATION      COM     830830105      443       10,900              Sole            10,900
ST. JOSEPH CAPITAL
  CORPORATION            COM     790595102    2,210       68,000              Sole            60,550                     7,450
SYSCO CORP.              COM     871829107   25,778      821,755              Sole           810,960                    10,795
TJX COS., INC.           COM     872540109   14,258      696,210              Sole           687,170                     9,040
WAL MART STORES          COM     931142103   23,179      528,955              Sole           522,135                     6,820
WALGREEN CO.             COM     931422109   20,513      472,110              Sole           464,945                     7,165
WALT DISNEY              COM     254687106      256       10,600              Sole            10,600
WELLS FARGO & CO         COM     949746101      269        4,600              Sole             4,600
WYETH                    COM     983024100      273        5,900              Sole             5,900